Capital provision assets - Capital provision income on the face of the consolidated statement of comprehensive income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Income on capital provision assets	$ 330,811	$ 199,411	$ 319,015
Total capital provision income as reported on the consolidated statements of operations	319,108	194,554	314,948	$ 579,792
Unrealized fair value	1,689,407	1,523,178	1,478,885
Capital provision assets | Consolidated total
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Realized gains/(losses) relative to cost	161,707	153,607	208,157	146,922
Fair value adjustment during the period	169,104	45,804	108,461	436,325
Interest income on certain capital provision-indirect assets			2,397	15,006
Income on capital provision assets	330,811	199,411	319,015	598,253
Interest and other income	2,651	160	199	(1,213)
Impairment of other asset		(500)		(1,000)
Foreign exchange gains (losses)	(6,357)	(4,517)	535	609
Unrealized loss on due from settlement capital provision assets	(11,330)
Gain/(loss) on financial liabilities at fair value through profit or loss	3,333		(4,779)	(20,872)
Gain/(loss) on equity securities			(22)	1,169
Net gain on derivative financial instruments				2,846
Total capital provision income as reported on the consolidated statements of operations	$ 319,108	$ 194,554	$ 314,948	$ 579,792